Consolidated Statements of Financial Condition	Dec. 31, 2018 USD ($)
Assets
Cash and cash equivalents	$ 410,104,000
Total assets	4,997,139,000
Stockholders' Equity/Members' Capital
Total stockholders' equity attributable to Tradeweb Markets Inc./members' equity	4,572,334,000
Total equity	4,572,334,000
Total liabilities and stockholders' equity/members' capital	4,997,139,000
Tradeweb Markets Inc. only
Assets
Cash and cash equivalents	100
Total assets	100
Stockholders' Equity/Members' Capital
Common stock	1
Additional paid-in capital	99
Total liabilities and stockholders' equity/members' capital	$ 100